Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	31
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,718,023,629.80	66,537		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$346,400,000.00	0.84%		February 15, 2018
Class A-2a Notes	$400,000,000.00	1.33%		December 15, 2019
Class A-2b Notes	$159,800,000.00	2.44500%	*	December 15, 2019
Class A-3 Notes	$451,500,000.00	1.67%		June 15, 2021
Class A-4 Notes	$135,500,000.00	1.92%		April 15, 2022
Class B Notes	$47,150,000.00	2.24%		June 15, 2022
Class C Notes	$31,440,000.00	2.41%		July 15, 2023
Total	$1,571,790,000.00
		* One-month LIBOR + 0.12%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$975,075.80

Principal:
Principal Collections	$19,210,487.56
Prepayments in Full	$10,273,357.73
Liquidation Proceeds	$150,842.72
Recoveries	$96,640.17
Sub Total	$29,731,328.18
Collections	$30,706,403.98

Purchase Amounts:
Purchase Amounts Related to Principal	$291,838.15
Purchase Amounts Related to Interest	$1,096.85
Sub Total	$292,935.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,999,338.98

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	31
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$30,999,338.98
Servicing Fee	$420,703.30	$420,703.30	$0.00	$0.00	$30,578,635.68
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,578,635.68
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$30,578,635.68
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$30,578,635.68
Interest - Class A-3 Notes	$308,191.98	$308,191.98	$0.00	$0.00	$30,270,443.70
Interest - Class A-4 Notes	$216,800.00	$216,800.00	$0.00	$0.00	$30,053,643.70
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,053,643.70
Interest - Class B Notes	$88,013.33	$88,013.33	$0.00	$0.00	$29,965,630.37
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,965,630.37
Interest - Class C Notes	$63,142.00	$63,142.00	$0.00	$0.00	$29,902,488.37
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,902,488.37
Regular Principal Payment	$27,917,863.03	$27,917,863.03	$0.00	$0.00	$1,984,625.34
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,984,625.34
Residual Released to Depositor	$0.00	$1,984,625.34	$0.00	$0.00	$0.00
Total		$30,999,338.98

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$27,917,863.03
Total					$27,917,863.03
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$27,917,863.03	$61.83	$308,191.98	$0.68	$28,226,055.01	$62.51
Class A-4 Notes	$0.00	$0.00	$216,800.00	$1.60	$216,800.00	$1.60
Class B Notes	$0.00	$0.00	$88,013.33	$1.87	$88,013.33	$1.87
Class C Notes	$0.00	$0.00	$63,142.00	$2.01	$63,142.00	$2.01
Total	$27,917,863.03	$17.76	$676,147.31	$0.43	$28,594,010.34	$18.19

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	31

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$221,455,312.45	0.4904880	$193,537,449.42	0.4286544
Class A-4 Notes	$135,500,000.00	1.0000000	$135,500,000.00	1.0000000
Class B Notes	$47,150,000.00	1.0000000	$47,150,000.00	1.0000000
Class C Notes	$31,440,000.00	1.0000000	$31,440,000.00	1.0000000
Total	$435,545,312.45	0.2771015	$407,627,449.42	0.2593396

Pool Information
Weighted Average APR	2.283%	2.275%
Weighted Average Remaining Term	31.12	30.31
Number of Receivables Outstanding	36,670	35,576
Pool Balance	$504,843,959.71	$474,594,735.67
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$466,981,052.14	$439,063,189.11
Pool Factor	0.2938516	0.2762446

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,590,118.15
Yield Supplement Overcollateralization Amount	$35,531,546.56
Targeted Overcollateralization Amount	$66,967,286.25
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$66,967,286.25

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,590,118.15
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,590,118.15
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,590,118.15

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	31
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		91	$322,697.88
(Recoveries)		139	$96,640.17
Net Loss for Current Collection Period			$226,057.71
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5373%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2641%
Second Prior Collection Period			0.5335%
Prior Collection Period			0.3159%
Current Collection Period			0.5539%
Four Month Average (Current and Prior Three Collection Periods)			0.4169%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,186	$13,251,074.81
(Cumulative Recoveries)			$1,949,771.37
Cumulative Net Loss for All Collection Periods			$11,301,303.44
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6578%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,159.16
Average Net Loss for Receivables that have experienced a Realized Loss			$3,547.18

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.49%	419	$7,093,357.44
61-90 Days Delinquent	0.13%	33	$623,525.71
91-120 Days Delinquent	0.03%	6	$153,056.03
Over 120 Days Delinquent	0.20%	40	$943,359.23
Total Delinquent Receivables	1.86%	498	$8,813,298.41

Repossession Inventory:
Repossessed in the Current Collection Period		17	$345,061.66
Total Repossessed Inventory		27	$534,463.66

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2074%
Prior Collection Period			0.2400%
Current Collection Period			0.2221%
Three Month Average			0.2231%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3624%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-A
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	31

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer